Income/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income/(Loss) for the years ended December 31, 2020, 2021 and 2022, are analyzed as follows:

	Year ended December 31,
	2020	2021	2022
Net income / (loss) available to common stockholders, basic	$(6,982)	$(12,893)	$12,507
Weighted average number of common shares, basic	5,387,031	8,994,768	10,613,672
Net Income / (loss) per common share, basic	$(1.30)	$(1.43)	$1.18

Net income / (loss) available to common stockholders, diluted	$(6,982)	$(12,893)	$13,392
Weighted average number of common shares, diluted	5,387,031	8,994,768	12,640,581
Net Income / (loss) per common share, diluted	$(1.30)	$(1.43)	$1.06